Document and Entity Information	Feb. 14, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 14, 2022
Entity Registrant Name	LEO HOLDINGS CORP. II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39865
Entity Tax Identification Number	98-1574497
Entity Address, Address Line One	Albany Financial Center
Entity Address, Address Line Two	South Ocean Blvd, Suite #507
Entity Address, Address Line Three	P.O. Box SP-63158, New Providence
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	n/a
City Area Code	310
Local Phone Number	800 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001824153
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, andone-fourthof one redeemable warrant
Trading Symbol	LHC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LHC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LHC WS
Security Exchange Name	NYSE